Basic and diluted earnings (loss) per share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Basic and diluted earnings (loss) per share
Basic and diluted earnings (loss) per share

10. Basic and diluted earnings (loss) per share

        Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average common shares outstanding during their respective period. Diluted earnings (loss) per share is computed including dilutive potential shares as if they were outstanding shares during the year. Dilutive potential shares include shares that would be issued if all of the convertible debentures were converted into shares at January 1, 2012. Dilutive potential shares also include the weighted average number of shares, as of the date such notional units were granted, that would be issued if the unvested notional units outstanding under the LTIP were vested and redeemed for shares under the terms of the LTIP.

        The following table sets forth the diluted net income and potentially dilutive shares utilized in the per share calculation for the three months ended March 31, 2012 and 2011:

	2012	2011
Numerator:
Net income (loss) attributable to Atlantic Power Corporation	$(42,292)	$6,136
Denominator:
Weighted average basic shares outstanding	113,578	67,654
Dilutive potential shares:
Convertible debentures	13,252	14,809
LTIP notional units	478	517

Potentially dilutive shares	127,308	82,980

Diluted EPS	$(0.37)	$0.09

        Potentially dilutive shares from convertible debentures and potentially dilutive shares from LTIP notional units have been excluded from fully diluted shares in the three months ended March 31, 2012 because their impact would be anti-dilutive. Potentially dilutive shares from convertible debentures have been excluded from fully diluted shares in the three-month period ended March 31, 2011 because their impact would be anti-dilutive.

18. Basic and diluted earnings (loss) per share

        Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average common shares outstanding during their respective period. Diluted earnings (loss) per share is computed including dilutive potential shares as if they were outstanding shares during the year. Dilutive potential shares include shares that would be issued if all of the convertible debentures were converted into shares at January 1, 2011. Dilutive potential shares also include the weighted average number of shares, as of the date such notional units were granted, that would be issued if the unvested notional units outstanding under the LTIP were vested and redeemed for shares under the terms of the LTIP.

        Because we reported a loss for the years ended December 31, 2011, 2010 and 2009, diluted earnings per share are equal to basic earnings per share as the inclusion of potentially dilutive shares in the computation is anti-dilutive.

        The following table sets forth the diluted net income and potentially dilutive shares utilized in the per share calculation for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Numerator:
Net loss attributable to Atlantic Power Corporation	$(38,408)	$(3,752)	$(38,486)
Denominator:
Weighted average basic shares outstanding	77,466	61,706	60,632
Dilutive potential shares:
Convertible debentures	13,962	12,339	5,095
LTIP notional units	438	542	476

Potentially dilutive shares	91,866	74,587	66,203

Diluted EPS	$(0.50)	$(0.06)	$(0.63)

        Potentially dilutive shares from convertible debentures and potentially dilutive shares from LTIP notional units have been excluded from fully diluted shares in the years ended December 31, 2011, 2010 and 2009 because their impact would be anti-dilutive.